Segment Reporting	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting

Note 19. Segment Reporting

FASB ASC Topic 280, Segment Reporting, establishes standards for the manner in which companies report financial information about operating segments, products, services, geographic areas and major customers. In managing the Company’s business, management focuses on growing its revenues and earnings in select geographic areas serving primarily the wind energy market. The Company has operations in the United States, China, Turkey and Mexico. The Company’s operating segments are defined geographically as the United States, Asia, EMEA and Mexico. Financial results are aggregated into four reportable segments based on quantitative thresholds. All of the Company’s segments operate in their local currency except for the Mexico and Asia segments, which both include a U.S. parent company.

The following tables set forth certain information regarding each of the Company’s segments for the years ended December 31 (in thousands):

	2016	2015	2014
Net sales by segment:
U.S.	$190,092	$149,614	$145,691
Asia	301,893	206,779	79,325
Mexico	129,756	97,912	28,725
EMEA	133,136	131,547	67,006
Total net sales	$754,877	$585,852	$320,747
Net sales by geographic location (1):
United States	$190,092	$149,614	$145,691
China	301,893	206,779	79,325
Mexico	129,756	97,912	28,725
Turkey	133,136	131,547	67,006
Total net sales	$754,877	$585,852	$320,747
Depreciation and amortization:
U.S.	$3,336	$3,477	$3,342
Asia	4,534	4,181	1,899
Mexico	2,328	1,533	517
EMEA	2,699	2,225	1,683
Total depreciation and amortization	$12,897	$11,416	$7,441
Capital expenditures
U.S.	$4,056	$5,379	$808
Asia	3,287	15,632	8,903
Mexico	5,565	2,897	4,424
EMEA	17,599	2,453	4,789
Total capital expenditures	$30,507	$26,361	$18,924
Income (loss) from operations:
U.S.	$(25,099)	$(13,405)	$(1,199)
Asia	64,393	34,998	14,771
Mexico	9,546	7,531	(6,567)
EMEA	(5,727)	(1,505)	(1,528)
Total income from operations	$43,113	$27,619	$5,477
Tangible long-lived assets:
U.S.	$16,740	$13,805
Asia (China)	26,341	29,957
Mexico	24,842	12,600
EMEA (Turkey)	23,243	11,370
Total tangible long-lived assets	$91,166	$67,732
Total assets:
U.S.	$115,213	$116,893
Asia	172,315	92,804
Mexico	68,231	48,002
EMEA	81,447	72,221
Total assets	$437,206	$329,920

(1)

Net sales are attributable to countries based on the location where the product is manufactured or the services are performed. In 2015, the total assets of the parent company of Asia were included in the U.S. segment’s total assets, whereas in 2016, their total assets are included in the Asia segment’s total assets.